ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2215 Anngharaad.Reid@us.ing.com
January 5, 2004	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

ING USA Annuity and Life Insurance Company
Separate Account U (formerly known as United Life and Annuity Separate Account One)
Registration Statement on Form N-4
Prospectus Title: The SpectraSelect Fixed and Variable Annuity
File Nos. 333-111685 and 811-09026
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of ING USA Annuity and Life Insurance Company and its Separate Account U, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the above-referenced Registration Statement; and

The text of the above-referenced Registration Statement was filed electronically by EDGARLink on January 2, 2004.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation